8. INTANGIBLE ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Intangible assets consist
SUGARDOWN technology and provisional patents	$ 900,000	$ 900,000
Less accumulated amortization	(203,571)	(139,286)
Intangible assets, net	$ 696,429	$ 760,714